Loans and Accounts Receivable at Amortized Cost (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Disclosure of loans and advances to customers [text block] [Abstract]
Overlays related to macroeconomically scenarios	$ 59,000
Increase of provision for loan losses		$ 2,066	$ 6,998